Debt - Long-Term Debt Narrative (Details)					1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 09, 2024 USD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 27, 2023 USD ($) shares	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2018 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) loan	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) loan	Dec. 26, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024	Apr. 30, 2024 USD ($)	Mar. 04, 2024 USD ($)	Dec. 28, 2023 USD ($)	Oct. 28, 2022 USD ($)	Oct. 17, 2022 USD ($)	Sep. 30, 2022 USD ($)	May 11, 2021	Nov. 30, 2020 USD ($)	Aug. 31, 2019 USD ($)
Schedule of Debt [Line Items]
Unamortized debt issuance costs			$ 151,000								$ 271,000		$ 271,000		$ 151,000
Interest expense											5,666,000	$ 5,312,000	10,321,000	$ 9,927,000	22,223,000		$ 8,291,000
Long-term debt			193,289,000								206,313,000		206,313,000		193,289,000
Outstanding debt obligations for which waiver letters were received			42,675,000								10,838,000		10,838,000		42,675,000		13,645,000
Derivative liability			2,508,000	$ 2,248,000							5,226,000		5,226,000		2,508,000		971,000			$ 3,746,000
Unrealized gain (loss) related to the change in fair value of derivative liability											0	(509,000)	$ 0	107,000	(14,589,000)	$ (14,589,000)	470,000
Derivative liability, write-off			0	(15,560,000)											$ 0
Notes Payable to Banks
Schedule of Debt [Line Items]
Late payment, penalty fee, percent															5.00%
Number of separate loan agreements | loan													40		40
Unamortized debt issuance costs			151,000								271,000		$ 271,000		$ 151,000		217,000
Amortization of debt issuance costs											52,000	15,000	67,000	41,000	98,000		79,000
Interest expense											3,047,000	2,041,000	5,754,000	3,615,000	9,251,000		4,023,000
Bridge Notes
Schedule of Debt [Line Items]
Unamortized debt issuance costs			$ 0								$ 0		$ 0		$ 0		$ 1,500,000
Long-term debt																$ 95,503,000						$ 85,000,000
Principal amount																						$ 35,000,000	$ 50,000,000
Maximum borrowing capacity																							$ 85,000,000
Interest rate																	10.00%						10.00%
Derivative liability				15,560,000																	$ 0		$ 1,441,000
Principal balance converted				85,000,000
Interest converted				10,503,000
Unrealized gain (loss) related to the change in fair value of derivative liability												$ 107,000		$ (509,000)
Debt issuance cost, write-off				$ 717,000
Bridge Notes | Common Class A
Schedule of Debt [Line Items]
Debt converted, shares issued (in shares) | shares				9,550,274
Other Debt Payable | EID loan
Schedule of Debt [Line Items]
Debt, term									30 years
Proceeds from loans									$ 122,000
Interest rate									3.75%
Principal and interest deferral period									12 months																24 months
Other Debt Payable | Long-Term Promissory Note | Subsequent Event
Schedule of Debt [Line Items]
Debt instrument, term		5 years
Principal amount		$ 4,200,000
Interest rate		7.25%
Minimum | Notes Payable to Banks
Schedule of Debt [Line Items]
Debt, term			2 years								2 years		2 years		2 years
Maximum | Notes Payable to Banks
Schedule of Debt [Line Items]
Debt, term											15 years		15 years					15 years
Secured Debt | Line of Credit
Schedule of Debt [Line Items]
Late payment, penalty fee, percent										5.00%
Maximum borrowing capacity			$ 15,250,000							$ 12,255,000					$ 15,250,000									$ 32,250,000		$ 27,250,000	$ 22,255,000
Floor rate										0.0225
Debt instrument, term										12 years
Long-term debt			13,148,000								$ 10,838,000		$ 10,838,000		13,148,000		$ 32,153,000
Available borrowing capacity			2,102,000								4,412,000		4,412,000		2,102,000		$ 97,000
Secured Debt | Line of Credit | Overnight LIBOR
Schedule of Debt [Line Items]
Basis spread on variable rate										2.25%
Secured Debt | Line of Credit | LIBOR
Schedule of Debt [Line Items]
Basis spread on variable rate										3.00%
Revolving Credit Facility | Line of Credit
Schedule of Debt [Line Items]
Maximum borrowing capacity	$ 60,000,000							$ 60,000,000
Long-term debt			$ 59,540,000												$ 59,540,000
Proceeds from loans					$ 3,000,000	$ 8,713,000	$ 3,300,000	$ 44,527,000
Revolving Credit Facility | Line of Credit | Prime Rate | Variable Rate Component One
Schedule of Debt [Line Items]
Basis spread on variable rate								1.25%
Revolving Credit Facility | Line of Credit | Prime Rate | Variable Rate Component Two
Schedule of Debt [Line Items]
Basis spread on variable rate								(1.88%)
Revolving Credit Facility | Line of Credit | SOFR
Schedule of Debt [Line Items]
Basis spread on variable rate			1.25%		1.25%	1.25%	1.25%	1.25%
Revolving Credit Facility | Line of Credit | SOFR | Variable Rate Component Three
Schedule of Debt [Line Items]
Basis spread on variable rate								1.25%
Revolving Credit Facility | Line of Credit | SOFR | Variable Rate Component Four
Schedule of Debt [Line Items]
Basis spread on variable rate	1.50%
Revolving Credit Facility | Line of Credit | SOFR | Variable Rate Component Four | Subsequent Event
Schedule of Debt [Line Items]
Basis spread on variable rate	1.50%
Revolving Credit Facility | Line of Credit | Daily Simple SOFR Rate | Variable Rate Component Four
Schedule of Debt [Line Items]
Basis spread on variable rate								1.25%
Revolving Credit Facility | Line of Credit | LOC Master Note
Schedule of Debt [Line Items]
Outstanding balance											$ 59,540,000		$ 59,540,000
Revolving Credit Facility | Line of Credit | LOC Master Note | Subsequent Event
Schedule of Debt [Line Items]
Outstanding balance																			$ 59,540,000